Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,667,110	$ 5,738,534	$ 19,629,062	$ 16,502,209
Product Sales [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,626,901	5,637,350	19,184,428	16,037,221
Service Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		25,597		197,068
Licensing Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 40,209	$ 75,587	$ 444,634	$ 267,920